Schedule of Components of Long-term Debt (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
Current portion of long-term debt, including the senior convertible note	$ 15,935,723	$ 35,139,538	$ 223,217
Notes payable and long-term debt including the senior convertible note			6,523,804
Carrying amount	$ 15,935,723	$ 35,139,538	$ 6,747,021